Commitments and Contingencies Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
Our operating lease obligations as of December 31, 2012 were as follows:

	Payments Due By Period
	Total	2013	2014	2015	2016	2017	Thereafter
In millions
Operating Leases	$96.3	$25.3	$22.2	$19.8	$13.3	$7.3	$8.4